Supplemental Oil and Gas Information (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2014
Capitalized Costs Relating to Oil and Natural Gas Producing Activities

The total amount of capitalized costs relating to oil and natural gas producing activities and the total amount of related accumulated depreciation, depletion and amortization is as follows at the dates indicated.

	For the Year Ended December 31,
	2014	2013	2012
	(In thousands)
MRD Segment:
Evaluated oil and natural gas properties	$1,590,997	$1,226,417	$1,052,219
Unevaluated oil and natural gas properties	48,229	46,413	26,589
Accumulated depletion, depreciation, and amortization	(391,145)	(256,629)	(202,581)
Subtotal	$1,248,081	$1,016,201	$876,227
MEMP Segment:
Evaluated oil and natural gas properties (1)	$3,007,214	$1,748,438	$1,539,642
Support equipment and facilities	185,997	5,910	5,760
Unevaluated oil and natural gas properties	—	—	5,004
Accumulated depletion, depreciation, and amortization (1)	(989,103)	(416,617)	(265,710)
Subtotal	$2,204,108	$1,337,731	$1,284,696
Eliminations:
Accumulated depletion, depreciation, and amortization	$46,013	$49,884	$—
Consolidated:
Evaluated oil and natural gas properties (1)	$4,598,211	$2,974,855	$2,591,861
Support equipment and facilities	185,997	5,910	5,760
Unevaluated oil and natural gas properties	48,229	46,413	31,593
Accumulated depletion, depreciation, and amortization (1)	(1,334,235)	(623,362)	(468,291)
Total	$3,498,202	$2,403,816	$2,160,923

(1)	Amounts do not include costs for SPBPC and related support equipment.

Costs Incurred for Property Acquisitions, Exploration and Development

Costs incurred in property acquisition, exploration and development activities were as follows for the periods indicated:

	For the Year Ended December 31,
	2014	2013	2012
	(In thousands)
MRD Segment:
Property acquisition costs, proved	$74,490	$56,108	$87,857
Property acquisition costs, unproved	25,030	19,975	5,293
Exploration and extension well costs	209,532	13,313	212
Development	208,459	210,440	135,951
Subtotal	$517,511	$299,836	$229,313
MEMP Segment:
Property acquisition costs, proved	$983,076	$37,786	$278,246
Exploration and extension well costs	—	—	42,430
Development (1)	279,318	145,830	62,472
Subtotal	$1,262,394	$183,616	$383,148
Consolidated:
Property acquisition costs, proved	$1,057,566	$93,894	$366,103
Property acquisition costs, unproved	25,030	19,975	5,293
Exploration and extension well costs	209,532	13,313	42,642
Development (1)	487,777	356,270	198,423
Total	$1,779,905	$483,452	$612,461

(1)	Amounts do not include costs for SPBPC and related support equipment.

Weighted Average Benchmark Product Prices

The weighted-average benchmark product prices used for valuing the reserves are based upon the average of the first-day-of-the-month price for each month within the period January through December of each year presented:

	2014	2013	2012
Oil ($/Bbl)
West Texas Intermediate (1)	$91.48	$93.42	$91.33

NGL ($/Bbl)
West Texas Intermediate (1)	$91.48	$93.42	$91.75

Natural Gas ($/Mmbtu)
Henry Hub (2)	$4.35	$3.67	$2.75

(1)	The unweighted average West Texas Intermediate price was adjusted by lease for quality, transportation fees, and a regional price differential.
(2)	The unweighted average Henry Hub price was adjusted by lease for energy content, compression charges, transportation fees, and regional price differentials.

MRD [Member]
Reserve Quantity Information

The following tables set forth estimates of the net reserves as of December 31, 2014, 2013, and 2012 respectively:

	For the Year Ended December 31, 2014
	Oil (MBbls)	Gas (MMcf)	NGLs (MBbls)	Equivalent (MMcfe)
Proved developed and undeveloped reserves:
Beginning of the year	11,311	802,254	42,576	1,125,577
Extensions and discoveries	1,825	183,527	9,876	253,730
Purchase of minerals in place	269	22,186	1,247	31,283
Production	(951)	(63,801)	(2,220)	(82,816)
Sales of minerals in place	(623)	(10,815)	(950)	(20,253)
Revision of previous estimates	772	247,578	12,060	324,558
End of year	12,603	1,180,929	62,589	1,632,079

Proved developed reserves:
Beginning of year	3,402	263,797	13,904	367,641
End of year	3,905	392,181	19,924	535,151

Proved undeveloped reserves:
Beginning of year	7,909	538,457	28,672	757,936
End of year	8,698	788,748	42,665	1,096,928

	For the Year Ended December 31, 2013
	Oil (MBbls)	Gas (MMcf)	NGLs (MBbls)	Equivalent (MMcfe)
Proved developed and undeveloped reserves:
Beginning of the year	11,953	739,378	41,466	1,059,895
Extensions and discoveries	1,794	149,974	8,319	210,652
Purchase of minerals in place	211	31,815	1,017	39,183
Production	(665)	(34,092)	(1,457)	(46,819)
Sales of minerals in place	(599)	(14,137)	(1,573)	(27,169)
Revision of previous estimates	(1,383)	(70,684)	(5,196)	(110,165)
End of year (1)	11,311	802,254	42,576	1,125,577

Proved developed reserves:
Beginning of year	3,082	245,449	12,321	337,869
End of year	3,402	263,797	13,904	367,641

Proved undeveloped reserves:
Beginning of year	8,871	493,929	29,145	722,026
End of year	7,909	538,457	28,672	757,936

(1)	Includes reserves of 41,077 MMcfe attributable to noncontrolling interests and the MRD Segment previous owners.

	For the Year Ended December 31, 2012
	Oil (MBbls)	Gas (MMcf)	NGLs (MBbls)	Equivalent (MMcfe)
Proved developed and undeveloped reserves:
Beginning of the year	10,834	929,335	53,031	1,312,533
Extensions and discoveries	689	42,019	2,778	62,819
Purchase of minerals in place	1,100	28,115	1,879	45,987
Production	(369)	(24,131)	(898)	(31,731)
Sales of minerals in place	(4)	(728)	—	(752)
Revision of previous estimates	(297)	(235,232)	(15,324)	(328,961)
End of year (1)	11,953	739,378	41,466	1,059,895

Proved developed reserves:
Beginning of year	2,107	191,557	7,644	250,073
End of year	3,082	245,449	12,321	337,869

Proved undeveloped reserves:
Beginning of year	8,727	737,778	45,387	1,062,460
End of year	8,871	493,929	29,145	722,026

(1)	Includes reserves of 67,135 MMcfe attributable to noncontrolling interests and the MRD Segment previous owners.

Discounted Future Net Cash Flows

The standardized measure of discounted future net cash flows is as follows:

	For the Year Ended December 31,
	2014	2013	2012
	(In thousands)
Future cash inflows	$8,313,329	$5,722,848	$4,921,192
Future production costs	(1,325,573)	(1,587,374)	(1,255,289)
Future development costs	(1,443,612)	(1,352,945)	(1,060,777)
Future income tax expense (1)	(1,789,031)	—	—
Future net cash flows for estimated timing of cash flows	3,755,113	2,782,529	2,605,126
10% annual discount for estimated timing of cash flows	(1,792,579)	(1,313,577)	(1,284,531)
Standardized measure of discounted future net cash flows (2)	$1,962,534	$1,468,952	$1,320,595

(1)

Our predecessor was a pass through entity and was subject to the Texas margin tax which has a maximum effective rate of 0.7% of gross income apportioned to Texas. Due to immateriality, we have excluded the impact of this tax for the years ended December 31, 2013 and 2012.

(2)	Includes $63,422 and $78,518 attributable to both noncontrolling interests and the MRD Segment previous owners for the years ended December 31, 2013 and 2012, respectively.

Summary of the Changes in the Standardized Measure of Future Net Cash Flows

The following is a summary of the changes in the standardized measure of discounted future net cash flows for the proved oil and natural gas reserves during each of the years in the three year period ended December 31, 2014:

	For the Year Ended December 31,
	2014	2013	2012
	(In thousands)
Beginning of year	$1,468,952	$1,320,595	$1,386,071
Sale of oil and natural gas produced, net of production costs	(363,723)	(196,444)	(107,316)
Purchase of minerals in place	69,282	51,177	98,384
Sale of minerals in place	(47,791)	(54,091)	—
Extensions and discoveries	653,186	301,004	127,994
Changes in income taxes, net	(1,058,814)	—	—
Changes in prices and costs	365,030	(11,336)	(402,202)
Previously estimated development costs incurred	256,605	87,297	64,390
Net changes in future development costs	(126,598)	57,353	(67,331)
Revisions of previous quantities	828,296	(186,804)	(176,788)
Accretion of discount	146,896	128,544	138,607
Change in production rates and other	(228,787)	(28,343)	258,786
End of year	$1,962,534	$1,468,952	$1,320,595

MEMP [Member]
Reserve Quantity Information

The following tables set forth estimates of the net reserves as of December 31, 2014, 2013, and 2012 respectively:

	For the Year Ended December 31, 2014
	Oil (MBbls)	Gas (MMcf)	NGLs (MBbls)	Equivalent (MMcfe)
Proved developed and undeveloped reserves:
Beginning of the year	39,149	607,139	28,846	1,015,105
Extensions and discoveries	849	12,723	711	22,085
Purchase of minerals in place	69,095	13,036	22,351	561,713
Production	(3,092)	(41,494)	(2,143)	(72,902)
Revision of previous estimates	(6,431)	(31,777)	(287)	(72,090)
End of year (1)	99,570	559,627	49,478	1,453,911

Proved developed reserves:
Beginning of year	22,265	387,548	15,959	616,893
End of year	54,526	380,397	35,539	920,783

Proved undeveloped reserves:
Beginning of year	16,884	219,591	12,887	398,212
End of year	45,044	179,230	13,939	533,128

(1)   MRD Segment’s share of these reserves is 1,454 MMcfe.

	For the Year Ended December 31, 2013
	Oil (MBbls)	Gas (MMcf)	NGLs (MBbls)	Equivalent (MMcfe)
Proved developed and undeveloped reserves:
Beginning of the year	39,089	604,440	29,352	1,015,095
Extensions and discoveries	5,655	40,770	1,747	85,180
Purchase of minerals in place	119	16,294	258	18,554
Production	(1,764)	(35,924)	(1,632)	(56,303)
Revision of previous estimates	(3,950)	(18,441)	(879)	(47,421)
End of year (1)	39,149	607,139	28,846	1,015,105

Proved developed reserves:
Beginning of year	24,515	376,932	15,947	619,704
End of year	22,265	387,548	15,959	616,893

Proved undeveloped reserves:
Beginning of year	14,574	227,508	13,405	395,391
End of year	16,884	219,591	12,887	398,212

(1)   MRD Segment’s share of these reserves is 89,837 MMcfe.

	For the Year Ended December 31, 2012
	Oil (MBbls)	Gas (MMcf)	NGLs (MBbls)	Equivalent (MMcfe)
Proved developed and undeveloped reserves:
Beginning of the year	27,150	579,751	15,045	832,913
Extensions and discoveries	7,501	19,869	1,053	71,192
Purchase of minerals in place	11,336	113,617	7,095	224,202
Production	(1,519)	(29,744)	(745)	(43,329)
Sales of minerals in place	(4,214)	(4,214)	—	(29,499)
Revision of previous estimates	(1,165)	(74,839)	6,904	(40,384)
End of year (1)	39,089	604,440	29,352	1,015,095

Proved developed reserves:
Beginning of year	19,332	413,431	10,015	589,504
End of year	24,515	376,932	15,947	619,704

Proved undeveloped reserves:
Beginning of year	7,818	166,320	5,030	243,409
End of year	14,574	227,508	13,405	395,391

(1)   MRD Segment’s share of these reserves is 476,550 MMcfe.

Discounted Future Net Cash Flows

The standardized measure of discounted future net cash flows is as follows:

	For the Year Ended December 31,
	2014	2013	2012
	(In thousands)
Future cash inflows	$13,191,866	$6,892,150	$6,511,776
Future production costs	(4,516,077)	(2,719,024)	(2,258,554)
Future development costs	(1,222,221)	(685,858)	(620,944)
Future net cash flows for estimated timing of cash flows (1)	7,453,568	3,487,268	3,632,278
10% annual discount for estimated timing of cash flows	(4,693,960)	(1,879,156)	(2,042,362)
Standardized measure of discounted future net cash flows (2)	$2,759,608	$1,608,112	$1,589,916

(1)

MEMP is subject to the Texas margin tax which has a maximum effective rate of 0.7% of gross income apportioned to Texas. Due to immateriality we have excluded the impact of this tax for the years ended December 31, 2014, 2013 and 2012.

(2)	MRD Segment’s share of the standardized measure of discounted future net cash flows was $2,760, $142,318 and $554,981 for the years ended December 31, 2014, 2013 and 2012, respectively.

Summary of the Changes in the Standardized Measure of Future Net Cash Flows

The following is a summary of the changes in the standardized measure of discounted future net cash flows for the proved oil and natural gas reserves during each of the years in the three year period ended December 31, 2014:

	For the Year Ended December 31,
	2014	2013	2012
	(In thousands)
Beginning of year	$1,608,112	$1,589,916	$1,499,414
Sale of oil and natural gas produced, net of production costs	(323,994)	(234,520)	(160,023)
Purchase of minerals in place	1,489,477	23,160	375,953
Sale of minerals in place	—	—	(154,963)
Extensions and discoveries	44,745	136,423	265,108
Changes in income taxes, net	—	—	1,947
Changes in prices and costs	(168,500)	(74,395)	(331,760)
Previously estimated development costs incurred	223,861	174,490	66,360
Net changes in future development costs	(74,579)	(74,867)	(1,140)
Revisions of previous quantities	(163,207)	(141,122)	(90,587)
Accretion of discount	160,811	158,991	150,136
Change in production rates and other	(37,118)	50,036	(30,529)
End of year	$2,759,608	$1,608,112	$1,589,916